ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 43,986,075	$ 55,638,744
Less: allowance for doubtful accounts	(738,101)	(1,874,330)
Accounts receivable, net	$ 43,247,974	53,764,414
Accounts receivable as collateral for short-term bank loans		$ 2,440,612